ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accrued payroll and welfare	$ 3,798,472	$ 3,524,876
Accrued professional fees	374,944	776,518
Other tax payables	1,802,962	2,298,780
Interest payable	390,467	38,054
Others	1,953,196	1,978,603
Total	$ 8,320,041	$ 8,616,831